Earnings per share (Tables)	3 Months Ended
Jan. 31, 2020
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Summary of Earnings Per Share

$ millions, except number of shares and per share amounts, for the three months ended	2020 Jan. 31	2019 Oct. 31	2019 Jan. 31
Basic earnings per share
Net income attributable to equity shareholders	$1,205	$1,185	$1,178
Less: Preferred share dividends and premiums	31	32	23
Net income attributable to common shareholders	$1,174	$1,153	$1,155
Weighted-average common shares outstanding (thousands)	445,248	445,357	443,033
Basic earnings per share	$2.64	$2.59	$2.61
Diluted earnings per share
Net income attributable to common shareholders	$1,174	$1,153	$1,155
Weighted-average common shares outstanding (thousands)	445,248	445,357	443,033
Add: Stock options potentially exercisable (1) (thousands)	639	611	784
Add: Restricted shares and equity-settled consideration (thousands)	144	424	484
Weighted-average diluted common shares outstanding (thousands)	446,031	446,392	444,301
Diluted earnings per share	$2.63	$2.58	$2.60
(1)
Excludes average options outstanding of 2,382,904 (October 31, 2019: 2,526,448
;
January 31, 2019: 2,107,454) with a weighted-average exercise price of $114.21 (October 31, 2019: $113.74
;

January 31, 2019: $114.58) for the quarter ended January 31, 2020, as the options’ exercise prices were greater than the average market price of CIBC’s common shares.